INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current
Other receivables	$ 28,824,998	$ 19,327,584	$ 11,153,705
Non-current
Other receivables	2,546,241	2,254,199	2,543,142
Other receivables.
Current
Taxes	6,113,764	9,071,643	6,048,533
Receivables for PP&E sales	156,423	1,734,281
Other receivables	28,824,998	19,327,584	11,153,705
Prepayments to suppliers	10,956,831	4,648,164	1,646,614
Reimbursements over exports	10,558	10,549	10,547
Prepaid expenses and other receivables	1,302,221	1,110	1,021
Loans receivables		230,000	230,000
Miscellaneous	388,553	642,890	92,406
Non-current
Taxes	873,699	218,159	862,771
Reimbursements over exports	1,290,227	2,036,040	1,680,371
Loans receivables	230,000
Miscellaneous	152,315
Other receivables	2,546,241	2,254,199	2,543,142
Shareholders and other related parties
Current
Other receivables	3,792,429	1,182	134,172
Shareholders and other related parties | Other receivables.
Current
Other receivables	3,792,429	1,182	1,547
Prepayments to suppliers			132,625
Parent company | Other receivables.
Current
Other receivables			770,549
Joint ventures and associates | Other receivables.
Current
Other receivables	$ 6,104,219	$ 2,987,765	$ 2,219,863